FEDERAL AND STATE INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current									$ 2,735	$ 3,011	$ 915
Deferred									614	545	1,785
Total provision for income taxes	$ 771	$ 925	$ 677	$ 976	$ 871	$ 1,031	$ 941	$ 713	$ 3,349	$ 3,556	$ 2,700